TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Schedule Of Deferred Tax Assets And Liabilities Abstract
Allowance for credit loss	$ 168,068	$ 100,603
Reserve for inventory	1,131	909
Unutilized marketing expenditure	1,008	989
Operating lease liabilities	24,712	26,709
Net operating loss carried forward	276,176	233,046
Total deferred tax assets	471,095	362,256
Valuation allowance	(446,383)	(335,547)	$ (335,547)	$ (445,403)
Deferred tax assets, net of valuation allowance	24,712	26,709
Net off deferred tax liabilities	(18,337)	(21,096)
Deferred tax assets, net	6,375	5,613
Finance lease	5,299	6,351
Right-of-use assets	18,881	21,709
Deferred tax liabilities	24,180	28,060
Net off deferred tax assets	(18,337)	(21,096)
Deferred tax liabilities, net	$ 5,843	$ 6,964